GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 09, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) cash_generating_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit					53
Reversal of impairment loss recognised in profit or loss	$ 660				$ 133
Impairment charge related for property, plant and equipment						$ 1,927	$ 960
Property, plant and equipment and biological assets beginning balance					36,231
Impairment (note 5.3)						1,927	960
Votorantim remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							68
Impairment (note 5.3)							68
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						27
Impairment (note 5.3)						27
Saldanha facility
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						20
Impairment (note 5.3)						20
ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						497	872
Impairment (note 5.3)						497	$ 872
Florange
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					92
Impairment (note 5.3)					92
Krakow
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					104
Impairment (note 5.3)					104
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						1,300
Impairment (note 5.3)						$ 1,300
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss		$ 660
NAFTA | United States | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			$ 700	$ 600
Discount rate (in percent)			10.17%	13.98%		10.17%	16.91%	16.91%
Property, plant and equipment and biological assets beginning balance			$ 3,213		2,568
Impairment (note 5.3)			$ 700	$ 600
ACIS | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						$ 102
Impairment (note 5.3)						102
ACIS | South Africa | Long Steel Products
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						$ 75
Discount rate (in percent)			13.87%			13.87%	15.13%
Property, plant and equipment and biological assets beginning balance					163
Impairment (note 5.3)						$ 75
Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					331
Impairment (note 5.3)					$ 331
Europe | ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						525
Impairment (note 5.3)						$ 525